Cover Page	Nov. 06, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	American Finance Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38597
Entity Tax Identification Number	90-0929989
Entity Address, Address Line One	405 Park Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001568162
Amendment Flag	false
Class A Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	AFIN
Security Exchange Name	NASDAQ
7.50% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	AFINP
Security Exchange Name	NASDAQ